Item G.1.b.i.  material amendments to organizational documents.

(1)

AMENDMENT TO THE

AMENDED AND RESTATED

AGREEMENT AND DECLARATION OF TRUST

OF

ABERDEEN STANDARD GLOBAL INFRASTRUCTURE INCOME FUND

This Amendment dated June 10, 2022 (the “Amendment”) to the AMENDED AND RESTATED AGREEMENT AND DECLARATION OF TRUST,  as amended and restated on June 18, 2020, of the Aberdeen Standard Global Infrastructure Income Fund (the “Trust”) by the Trustees hereunder.

WITNESSETH THAT:

WHEREAS, the Trustees desire to amend Article II of the Amended and Restated Declaration of Trust, dated June 18, 2022, in its entirety in order to reflect a change in the name of the Trust as follows, effective June 30, 2022:

Current name	New name
Aberdeen Standard Global Infrastructure Income Fund	abrdn Global Infrastructure Income Fund

NOW THEREFORE BE IT, that Article II of the Amended and Restated Declaration of Trust shall be restated in its entirety as follows, effective June 30, 2022:

ARTICLE II

NAME

The name of the Trust is abrdn Global Infrastructure Income Fund (the “Trust”). Under circumstances in which the Board of Trustees of the Trust (the “Board of Trustees” or “Board”; each Trustee of the Trust is hereinafter referred to as a “Trustee”) determines that the use of the name of the Trust is not practicable, the Trust may use any other designation or name for the Trust.

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IN WITNESS WHEREOF, the undersigned, being all or a majority of the Trustees, have set their hand and seal, for themselves and their assigns, unto this Amendment to the Amended and Restated Declaration of Trust of Aberdeen Standard Global Infrastructure Income Fund, all as of the day and year first above written.  This Amendment to the Amended and Restated Declaration of Trust may be executed in any number of counterparts, each of which shall be deemed an original, but all such counterparts together shall constitute one and the same instrument.

/s/ John Sievwright
John Sievwright

/s/ P. Gerald Malone
P. Gerald Malone

/s/ Todd Reit
Todd Reit

/s/ Nancy Yao Maasbach
Nancy Yao Maasbach

/s/ Stephen Bird
Stephen Bird

(2)

ABERDEEN STANDARD GLOBAL INFRASTRUCTURE INCOME FUND

CERTIFICATE OF AMENDMENT

Aberdeen Standard Global Infrastructure Income Fund, a Maryland statutory trust (the “Trust”), having its principal office in Baltimore, Maryland, hereby certifies to the State Department of Assessments and Taxation of Maryland that:

FIRST:  The Certificate of Trust of the Trust (the “Certificate”) is hereby amended to change the name of the Trust to “abrdn Global Infrastructure Income Fund”.

SECOND:  The amendment to the Certificate as hereinabove set forth has been duly approved by the trustees of the Trust, as permitted by the Maryland Statutory Trust Act and as required by the governing instrument of the Trust.

THIRD:  This Certificate of Amendment shall be effective at 12:01 a.m. on June 30, 2022.

[SIGNATURES ON FOLLOWING PAGE]

IN WITNESS WHEREOF, the Trust has caused these presents to be signed in its name and on its behalf by all of its Trustees on this 10th day of June, 2022.

ABERDEEN STANDARD GLOBAL INFRASTRUCTURE INCOME FUND

By:

/s/ John Sievwright
John Sievwright

/s/ P. Gerald Malone
P. Gerald Malone

/s/ Todd Reit
Todd Reit

/s/ Nancy Yao Maasbach
Nancy Yao Maasbach

/s/ Stephen Bird
Stephen Bird

THE UNDERSIGNED, the Vice President of Aberdeen Standard Global Infrastructure Income Fund, who executed on behalf of the Trust the foregoing Certificate of Amendment of which this certificate is made a part, hereby acknowledges in the name and on behalf of said Trust the foregoing Certificate of Amendment to be the statutory trust act of said Trust and hereby certifies that to the best of his knowledge, information and belief the matters and facts set forth therein with respect to the authorization and approval thereof are true in all material respects under the penalties of perjury.

/s/ Robert Hepp
Robert Hepp Vice President

Witness:

/s/ Megan Kennedy
Megan Kennedy Secretary